Document and Entity Information	0 Months Ended
Jan. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jan. 30, 2014
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Jan. 30, 2014
Document Effective Date	Jan. 30, 2014
Prospectus Date	Jan. 31, 2014
Class A Prospectus | SIMT LARGE CAP GROWTH FUND | SIMT LARGE CAP GROWTH FUND - CLASS A
Risk/Return:
Trading Symbol	SELCX